Consolidated and Combined Statement of Stockholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Cash flow hedges, tax	$ 0.7	$ (1.7)	$ 0.3